ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)						12 Months Ended
	Jun. 18, 2025	Mar. 21, 2025	Aug. 08, 2024	Jul. 22, 2024	Feb. 22, 2023	Sep. 30, 2025	Sep. 30, 2024	May 17, 2023	May 16, 2023	Jul. 29, 2022
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued in offering	40,000,000
Shares issued price per share	$ 0.2
Proceeds from initial public offering	$ 8,000,000		$ 8,825,368
Stock issued during the period, shares			56,342	2,150,000	14,990,000	40,000,000
Common stock, par value					$ 0.001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period, shares	40,000,000	490,000,000
Common stock, par value		$ 0.0001				0.0001	0.0001
Stock issued during the period, Conversion of shares		8,254,500
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period, shares		10,000,000
Common stock, par value		$ 0.0001				$ 0.0001	$ 0.0001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued in offering				2,150,000
Shares issued price per share				$ 4.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued in offering			56,342
Shares issued price per share			$ 4.00